ShortTermLoans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Interest rate	2.65%
Short term loans	$ 662,955
Short term loans current	662,955
Bank Of Communications [Member]
Related Party Transaction [Line Items]
Short term loans	$ 662,955